Commitments and Contingency (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017
Twelve months ending June 30,
2018	$ 175,651	$ 215,560
2019	104,222	149,081
2020	15,053	48,597
Future minimum lease payments, amount	$ 294,926	$ 413,238